Portfolio of investments—November 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 11.42%
FHLMC	4.00%	5-1-2025	$16,544	$16,477
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	5.57	5-25-2044	226,767	226,801
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	174,827	198,142
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.89	7-25-2043	41,509	39,856
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	3.96	10-25-2043	416,928	367,429
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.52	4-1-2038	57,287	59,135
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.13	4-1-2032	9,420	9,615
FHLMC (3 Year Treasury Constant Maturity+2.09%)±	2.96	5-1-2026	38	37
FHLMC (RFUCCT1Y+1.91%)±	7.41	9-1-2031	1,389	1,413
FHLMC Series 2597 Class AE	5.50	4-15-2033	3,792	3,791
FHLMC Series 3735 Class KL	3.50	10-15-2025	19,526	19,395
FNMA	5.00	10-1-2039	5,796,900	5,810,170
FNMA	6.00	3-1-2033	31,838	32,256
FNMA	6.50	8-1-2031	79,924	81,753
FNMA%%	6.50	12-15-2054	6,085,000	6,229,200
FNMA (1 Year Treasury Constant Maturity+1.27%)±	5.40	8-1-2034	29,190	29,059
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.72	11-1-2031	11,912	12,105
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.00	8-1-2036	253,710	263,099
FNMA (RFUCCT1Y+1.77%)±	7.02	7-1-2044	177,012	182,129
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	9,571	10,402
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	264,701	274,451
FNMA Series 2003-W11 Class A1±±	7.99	6-25-2033	3,281	3,319
FNMA Series 2003-W6 Class 6A±±	4.60	8-25-2042	174,507	170,663
FNMA Series 2003-W6 Class PT4±±	8.42	10-25-2042	25,480	27,334
FNMA Series 2005-84 Class MB	5.75	10-25-2035	51,578	52,602
FNMA Series 2006-W1 Class 2AF2 (30 Day Average U.S. SOFR+0.30%)±	5.04	2-25-2046	749,634	741,951
FNMA Series 2011-48 Class CN±±	4.00	6-25-2026	31,741	31,464
GNMA	5.00	11-20-2054	6,295,000	6,206,983
GNMA	5.50	6-20-2054	9,327,348	9,340,901
GNMA	5.50	8-20-2054	6,246,791	6,256,507
GNMA%%	6.00	12-15-2054	12,315,000	12,438,642
GNMA%%	6.50	12-15-2054	29,485,000	29,978,899
GNMA Series 2005-27 Class PA	4.50	4-20-2035	11,679	11,546
Total agency securities (Cost $79,168,418)				79,127,526
Asset-backed securities: 16.48%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	1,491,149	1,520,161
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	3,500,000	3,484,874
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	2,715,000	2,711,181
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,054,867	966,158
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 1

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68%	8-20-2026	$2,220,000	$2,187,293
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	649,572	630,900
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	1,335,000	1,265,675
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	4,160,000	4,162,783
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	2,200,000	2,193,962
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR+0.75%)144A±	5.48	11-25-2069	962,772	959,396
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	970,000	924,474
Carvana Auto Receivables Trust Series 2021-P3 Class A3	0.70	11-10-2026	950,721	941,269
Carvana Auto Receivables Trust Series 2024-P3 Class A2	4.61	11-10-2027	2,455,000	2,452,058
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	364,738	357,270
CIFC Funding Ltd. Series 2018-1A Class A (U.S. SOFR 3 Month+1.26%)144A±	5.89	4-18-2031	2,512,342	2,516,870
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	915,000	946,091
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	555,750	523,776
Contimortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±	0.00	7-15-2027	343,382	4,548
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	858,701	853,886
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	2,760,000	2,715,923
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	3,060,750	3,047,322
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	5.85	9-25-2033	69,046	68,100
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	45,409	45,326
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	1,201,102	1,218,617
Finance of America HECM Buyout Series 2024-HB1 Class A1A144A±±	4.00	10-1-2034	2,871,107	2,810,689
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	1,835,000	1,730,939
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	2,097,832
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	615,000	640,154
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	1,394,096	1,412,905
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	6.52	11-16-2036	2,000,000	1,978,319
Gracie Point International Funding LLC Series 2023-2A Class A (90 Day Average U.S. SOFR+2.25%)144A±	7.18	3-1-2027	360,824	361,651
Harley-Davidson Motorcycle Trust Series 2023-B Class A3	5.69	8-15-2028	1,120,000	1,132,312
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	2,454,000	2,536,797
Hertz Vehicle Financing LLC Series 2021-1A Class A144A	1.21	12-26-2025	387,500	386,477
HGI CRE CLO Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.16%)144A±	5.77	6-16-2036	252,324	251,381
HGI CRE CLO Ltd. Series 2021-FL2 Class C (U.S. SOFR 1 Month+1.91%)144A±	6.52	9-17-2036	1,000,000	991,751
Hyundai Auto Receivables Trust Series 2024-A Class B	5.14	1-15-2031	2,500,000	2,522,287
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	1,920,765	1,927,519
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	3,700,000	3,695,207
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Lendmark Funding Trust Series 2024-2A Class A144A	4.47%	2-21-2034	$3,000,000	$2,950,335
Mercury Financial Credit Card Master Trust Series 2023-1A Class A144A	8.04	9-20-2027	3,695,000	3,701,179
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.80	10-16-2036	192,755	191,853
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.96	2-19-2037	3,675,750	3,660,850
MF1 Multifamily Housing Mortgage Loan Trust Series 2021- FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	5.57	7-15-2036	508,784	507,197
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	3,720,000	3,719,514
MNR ABS Issuer I LLC‡	8.12	12-15-2038	829,277	840,722
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	1,695,087	1,500,475
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	2,174,550	2,220,241
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	330,328	330,427
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	241,571	242,613
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	645,000	650,688
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	297,743	294,223
Pagaya AI Debt Trust Series 2023-1 Class A144A	7.56	7-15-2030	316,343	317,056
Pagaya AI Debt Trust Series 2023-8 Class A144A	7.30	6-16-2031	2,085,885	2,117,898
Pagaya AI Debt Trust Series 2024-4 Class A144A	6.49	8-15-2031	3,430,484	3,444,718
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,745,000	1,734,372
Prodigy Finance DAC Series 2021-1A Class A (U.S. SOFR 1 Month+1.36%)144A±	5.95	7-25-2051	761,138	757,694
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	1,606,906	1,633,998
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	6.16	7-15-2039	2,500,000	2,517,010
Santander Bank Auto Credit-Linked Notes Series 2022-A Class D144A	9.97	5-15-2032	2,000,000	2,052,960
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	1,157,136	1,118,143
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.30	12-17-2068	1,385,702	1,379,172
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	5.40	5-26-2055	454,428	447,817
Sotheby’s Artfi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	3,400,000	3,435,529
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (U.S. SOFR 3 Month+1.34%)144A±	6.00	4-15-2030	116,012	116,028
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	6.47	4-15-2030	2,660,000	2,663,627
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	524,864	482,713
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	945,379	915,595
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	3,000,000	2,950,676
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (U.S. SOFR 3 Month+1.26%)144A±	5.89	10-18-2030	810,296	810,252
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 3

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Venture XXIX CLO Ltd. Series 2017-29A Class AR (U.S. SOFR 3 Month+1.25%)144A±	5.78%	9-7-2030	$1,320,935	$1,322,188
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	7.57	7-15-2029	2,050,000	2,057,824
Total asset-backed securities (Cost $114,989,931)				114,259,720
Corporate bonds and notes: 29.85%
Basic materials: 1.23%
Chemicals: 0.87%
International Flavors & Fragrances, Inc.144A	1.23	10-1-2025	3,000,000	2,908,959
Solvay Finance America LLC144A	5.65	6-4-2029	3,000,000	3,082,724
				5,991,683
Mining: 0.36%
Glencore Funding LLC144A	5.40	5-8-2028	2,465,000	2,511,359
Communications: 0.98%
Media: 0.55%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	3,740,000	3,847,907
Telecommunications: 0.43%
Frontier California, Inc. Series F	6.75	5-15-2027	1,975,000	2,024,375
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	250,000	249,685
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	700,000	704,232
				2,978,292
Consumer, cyclical: 5.43%
Airlines: 0.80%
American Airlines Pass-Through Trust Series 2017-2 Class B	3.70	10-15-2025	1,028,429	1,013,994
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	818,333	814,180
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	1,740,000	1,728,271
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	1,650,000	1,663,992
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	324,000	323,257
				5,543,694
Auto manufacturers: 2.56%
BMW U.S. Capital LLC144A	4.65	8-13-2026	3,495,000	3,497,919
Ford Motor Credit Co. LLC	2.30	2-10-2025	4,000,000	3,977,253
Ford Motor Credit Co. LLC	4.39	1-8-2026	1,500,000	1,486,465
General Motors Financial Co., Inc.	5.55	7-15-2029	1,260,000	1,288,138
Hyundai Capital America144A	1.30	1-8-2026	1,115,000	1,072,575
Hyundai Capital America144A	5.30	1-8-2029	1,800,000	1,824,872
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers(continued)
Hyundai Capital America144A	5.65%	6-26-2026	$1,080,000	$1,091,933
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	3,495,000	3,481,564
				17,720,719
Auto parts & equipment: 0.39%
BorgWarner, Inc.	4.95	8-15-2029	2,690,000	2,694,053
Entertainment: 0.35%
Warnermedia Holdings, Inc.	3.64	3-15-2025	1,000,000	995,798
Warnermedia Holdings, Inc.	3.76	3-15-2027	1,500,000	1,452,763
				2,448,561
Housewares: 0.20%
Newell Brands, Inc.	5.70	4-1-2026	1,407,000	1,414,924
Lodging: 0.33%
Las Vegas Sands Corp.	6.00	8-15-2029	2,200,000	2,253,791
Retail: 0.37%
Advance Auto Parts, Inc.	5.95	3-9-2028	2,500,000	2,534,744
Toys/games/hobbies: 0.43%
Mattel, Inc.144A	3.38	4-1-2026	1,045,000	1,018,188
Mattel, Inc.144A	5.88	12-15-2027	1,985,000	1,989,843
				3,008,031
Consumer, non-cyclical: 2.08%
Agriculture: 0.23%
Altria Group, Inc.	1.70	6-15-2025	1,515,000	1,589,433
Commercial services: 0.63%
Equifax, Inc.	4.80	9-15-2029	3,060,000	3,044,277
UL Solutions, Inc.144A	6.50	10-20-2028	1,275,000	1,340,264
				4,384,541
Food: 0.50%
Kroger Co.	4.70	8-15-2026	3,480,000	3,490,304
Healthcare-services: 0.72%
CHRISTUS Health Series C	4.34	7-1-2028	3,025,000	2,987,367
Elevance Health, Inc.	4.50	10-30-2026	2,000,000	1,996,144
				4,983,511
Energy: 2.88%
Oil & gas: 1.57%
ConocoPhillips Co.%%	4.70	1-15-2030	3,765,000	3,772,606
CrownRock LP/CrownRock Finance, Inc.144A	5.00	5-1-2029	4,549,000	4,613,610
Expand Energy Corp.	5.38	3-15-2030	2,515,000	2,496,814
				10,883,030
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 5

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines: 1.31%
EnLink Midstream LLC144A	5.63%	1-15-2028	$2,875,000	$2,924,564
South Bow USA Infrastructure Holdings LLC144A	4.91	9-1-2027	3,150,000	3,146,696
Williams Cos., Inc.	4.80	11-15-2029	3,000,000	2,997,103
				9,068,363
Financial: 11.82%
Banks: 4.21%
Bank of America Corp. (U.S. SOFR+0.65%)±	1.53	12-6-2025	2,500,000	2,498,862
Bank of America Corp. Series N (U.S. SOFR+0.91%)±	1.66	3-11-2027	2,370,000	2,277,405
Citibank NA	4.93	8-6-2026	3,455,000	3,473,449
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,000,000	2,840,824
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	3,175,000	3,197,681
JPMorgan Chase & Co. (U.S. SOFR+1.33%)±	6.07	10-22-2027	3,000,000	3,071,048
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	835,000	799,244
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	1,500,000	1,510,917
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	2,035,000	2,054,949
Morgan Stanley (U.S. SOFR+1.99%)±	2.19	4-28-2026	2,305,000	2,280,087
Santander Holdings USA, Inc. (U.S. SOFR+2.33%)±	5.81	9-9-2026	1,250,000	1,256,082
Truist Financial Corp. (U.S. SOFR+2.05%)±	6.05	6-8-2027	1,000,000	1,017,546
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	3,000,000	2,916,270
				29,194,364
Diversified financial services: 0.87%
Aircastle Ltd.144A	6.50	7-18-2028	2,650,000	2,765,170
Aviation Capital Group LLC144A	6.75	10-25-2028	1,000,000	1,057,137
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	2,145,000	2,217,698
				6,040,005
Insurance: 3.51%
Athene Global Funding	0.37	9-10-2026	2,000,000	2,022,259
Athene Global Funding144A	2.72	1-7-2029	1,150,000	1,051,598
CNO Global Funding144A	5.88	6-4-2027	1,500,000	1,533,387
Equitable Financial Life Global Funding144A	5.50	12-2-2025	2,080,000	2,095,945
Equitable Holdings, Inc.144A	4.57	2-15-2029	860,000	843,911
Farmers Exchange Capital144A	7.05	7-15-2028	1,015,000	1,062,122
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,886,963
Minnesota Life Insurance Co.144A	8.25	9-15-2025	3,000,000	3,043,166
NMI Holdings, Inc.	6.00	8-15-2029	1,405,000	1,424,651
Northwestern Mutual Global Funding144A	4.90	6-12-2028	3,000,000	3,025,072
Protective Life Global Funding144A	1.62	4-15-2026	2,370,000	2,274,542
RGA Global Funding144A	5.45	5-24-2029	3,000,000	3,076,438
				24,340,054
Investment Companies: 0.43%
Ares Capital Corp.	5.88	3-1-2029	1,490,000	1,512,765
FS KKR Capital Corp.	6.88	8-15-2029	1,400,000	1,457,126
				2,969,891
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS: 2.80%
Boston Properties LP	3.20%	1-15-2025	$500,000	$498,597
Brandywine Operating Partnership LP	8.30	3-15-2028	1,140,000	1,203,247
Crown Castle, Inc.	4.90	9-1-2029	3,000,000	2,996,182
EPR Properties	4.50	4-1-2025	1,500,000	1,494,650
Piedmont Operating Partnership LP	9.25	7-20-2028	980,000	1,081,711
Prologis Targeted U.S. Logistics Fund LP144A	5.25	4-1-2029	1,555,000	1,586,172
Sabra Health Care LP	5.13	8-15-2026	1,490,000	1,491,116
SBA Tower Trust144A	6.60	1-15-2028	2,525,000	2,601,686
Starwood Property Trust, Inc.144A	3.75	12-31-2024	65,000	64,953
Tanger Properties LP	3.13	9-1-2026	3,109,000	3,006,691
VICI Properties LP	4.38	5-15-2025	1,835,000	1,827,369
WEA Finance LLC144A	2.88	1-15-2027	1,612,000	1,537,233
				19,389,607
Industrial: 1.42%
Aerospace/defense: 0.18%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	1,095,000	1,216,438
Engineering & construction: 0.64%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-16-2025	1,900,000	1,882,894
MasTec, Inc.144A	4.50	8-15-2028	2,620,000	2,557,262
				4,440,156
Shipbuilding: 0.16%
Huntington Ingalls Industries, Inc.	5.35	1-15-2030	1,130,000	1,139,726
Transportation: 0.44%
TTX Co.144A	5.50	9-25-2026	3,000,000	3,035,231
Technology: 1.67%
Computers: 0.71%
Hewlett Packard Enterprise Co.	4.45	9-25-2026	3,000,000	2,987,005
Kyndryl Holdings, Inc.	2.05	10-15-2026	2,010,000	1,908,729
				4,895,734
Semiconductors: 0.71%
Entegris, Inc.144A	4.75	4-15-2029	3,000,000	2,907,917
Intel Corp.	4.88	2-10-2028	2,000,000	2,003,670
				4,911,587
Software: 0.25%
Oracle Corp.	4.20	9-27-2029	1,800,000	1,761,298
Utilities: 2.34%
Electric: 2.34%
Alliant Energy Finance LLC144A	5.40	6-6-2027	2,665,000	2,694,624
Duke Energy Corp.	3.10	6-15-2028	2,840,000	3,019,284
Emera U.S. Finance LP	3.55	6-15-2026	1,485,000	1,455,054
NextEra Energy Operating Partners LP144A	3.88	10-15-2026	1,000,000	955,190
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 7

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Oncor Electric Delivery Co. LLC144A	4.65%	11-1-2029		$3,000,000	$3,008,860
Southern California Edison Co.	5.35	3-1-2026		2,000,000	2,016,483
Vistra Operations Co. LLC144A	3.70	1-30-2027		3,195,000	3,117,246
					16,266,741
Total corporate bonds and notes (Cost $206,128,293)					206,947,772
Foreign corporate bonds and notes: 2.15%
Communications: 0.29%
Telecommunications: 0.29%
Eutelsat SA	1.50	10-13-2028	EUR	500,000	404,925
SES SA (EURIBOR ICE Swap Rate 11:00am+3.19%)ʊ±	2.88	5-27-2026	EUR	1,625,000	1,601,031
					2,005,956
Consumer, cyclical: 0.68%
Auto manufacturers: 0.17%
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	1,200,000	1,217,675
Auto parts & equipment: 0.06%
Forvia SE	7.25	6-15-2026	EUR	364,000	398,700
Entertainment: 0.21%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	290,000	297,264
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	1,035,000	1,151,288
					1,448,552
Leisure time: 0.24%
TUI AG	5.88	3-15-2029	EUR	1,500,000	1,656,455
Consumer, non-cyclical: 0.69%
Commercial services: 0.54%
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	3,250,000	3,510,344
Verisure Holding AB144A	9.25	10-15-2027	EUR	240,000	266,301
					3,776,645
Food: 0.06%
Iceland Bondco PLC	10.88	12-15-2027	GBP	295,000	397,244
Pharmaceuticals: 0.09%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	600,000	629,432
Financial: 0.38%
Banks: 0.08%
Banco BPM SpA	0.88	7-15-2026	EUR	540,000	555,929
Diversified financial services: 0.07%
Sherwood Financing PLC	4.50	11-15-2026	EUR	445,000	466,903
Real estate: 0.23%
Aedas Homes Opco SL144A	4.00	8-15-2026	EUR	1,500,000	1,582,683
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Government securities: 0.05%
Multi-national: 0.05%
Banque Ouest Africaine de Developpement	2.75%	1-22-2033	EUR	370,000	$328,614
Industrial: 0.06%
Machinery-diversified: 0.06%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.43	7-15-2029	EUR	400,000	408,328
Total foreign corporate bonds and notes (Cost $15,364,417)					14,873,116
Foreign government bonds: 1.98%
Australia: 0.36%
Australia	2.75	11-21-2028	AUD	3,965,000	2,474,811
Brazil: 0.22%
Brazil¤	0.00	10-1-2025	BRL	10,000,000	1,495,764
France: 0.48%
French Republic144A	2.75	2-25-2029	EUR	3,140,000	3,357,647
Indonesia: 0.11%
Indonesia	6.88	4-15-2029	IDR	12,000,000,000	758,783
Malaysia: 0.11%
Malaysia	3.88	3-14-2025	MYR	3,300,000	743,745
South Africa: 0.35%
Republic of South Africa	8.00	1-31-2030	ZAR	45,500,000	2,431,044
United Kingdom: 0.35%
U.K. Gilts	1.63	10-22-2028	GBP	2,100,000	2,452,450
Total foreign government bonds (Cost $14,196,388)					13,714,244

	Shares
Investment companies: 0.83%
Exchange-traded funds: 0.83%
iShares 0-5 Year High Yield Corporate Bond ETF	132,628	5,742,793
Total investment companies (Cost $5,514,811)		5,742,793

			Principal
Municipal obligations: 0.07%
Indiana: 0.07%
Education revenue: 0.07%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	5.65	2-25-2044	$494,391	494,608
Total municipal obligations (Cost $490,235)				494,608
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 11.17%
A&D Mortgage Trust Series 2024-NQM3 Class A1144A±±	6.45%	7-25-2069	$2,922,598	$2,946,478
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	2,576,000	2,579,994
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,626,293	2,276,758
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	250,780	236,526
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	927,497	874,499
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	2,878,456	2,871,850
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	1,544,709	1,442,203
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	130,481	128,564
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.62	10-15-2036	2,165,000	2,151,469
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.25	2-15-2041	3,010,000	2,975,310
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	6.27	6-19-2031	46,661	45,931
COMM Mortgage Trust Series 2014-CR14 Class B±±	3.79	2-10-2047	380,638	364,643
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	561,943	554,359
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	482,890	459,263
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	1,142,106	946,153
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	2,526,587	2,399,668
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	899,048	781,556
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	5.91	11-15-2032	2,770,000	2,761,344
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	5.61	11-15-2036	2,518,000	2,493,663
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	6.33	8-25-2054	2,610,776	2,617,327
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	89,487	85,936
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	2,215,000	2,172,429
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,210,327	1,848,416
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.43	5-25-2067	4,005,000	3,402,291
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	5.87	6-15-2035	566,915	491,838
JPMorgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	844,481	755,605
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.75	10-25-2032	637	620
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	33,915
MFA Trust Series 2020-NQM1 Class A2144A±±	2.79	8-25-2049	327,616	311,278
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	579,132	538,880
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	800,000	700,000
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25%	12-25-2057	$1,291,621	$1,246,771
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	836,489	784,752
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	1,997,748	1,837,489
OBX Trust Series 2019-EXP1 Class 1A3144A±±	4.00	1-25-2059	393,068	384,664
OPG Trust Series 2021-PORT Class B (U.S. SOFR 1 Month+0.83%)144A±	5.44	10-15-2036	2,990,000	2,967,575
PKHL Commercial Mortgage Trust Series 2021-MF Class B (U.S. SOFR 1 Month+1.29%)144A±	5.90	7-15-2038	3,342,000	2,948,699
PRPM LLC Series 2024-2 Class A1144A±±	7.03	3-25-2029	1,185,263	1,186,671
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	1,035,759	1,047,853
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	138,386	131,765
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	4,205,000	4,245,743
Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1144A±±	6.31	3-25-2054	2,608,373	2,650,377
SHER Trust Series 2024-DAL Class B (U.S. SOFR 1 Month+2.24%)144A±	6.85	4-15-2037	3,100,000	3,074,817
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.56	10-15-2041	3,370,000	3,387,375
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	996,255	947,815
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	228,301	220,951
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	661,733	628,040
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	5.51	2-15-2032	1,238,539	1,238,160
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	3,798,367	3,388,632
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,642,535	1,448,927
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	70,675	66,661
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	702,918	650,155
VM Master Issuer LLC Series 2022-1 Class B144A±±	6.88	5-24-2025	673,741	654,129
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.60	8-25-2032	47,308	47,549
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.60	8-25-2032	18,519	18,258
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	7.12	12-28-2037	2,507	2,480
Total non-agency mortgage-backed securities (Cost $80,442,444)				77,455,074
U.S. Treasury securities: 16.32%
U.S. Treasury Notes	0.38	12-31-2025	24,645,000	23,619,730
U.S. Treasury Notes	1.13	1-15-2025	29,000,000	28,879,695
U.S. Treasury Notes	3.75	8-15-2027	21,155,000	20,950,887
U.S. Treasury Notes##	4.38	7-31-2026	39,605,000	39,688,542
Total U.S. Treasury securities (Cost $113,478,616)				113,138,854
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 11.64%
Basic materials: 0.15%
Chemicals: 0.15%
Braskem Netherlands Finance BV144A	4.50%	1-10-2028	$1,125,000	$1,052,815
Communications: 0.60%
Media: 0.20%
Videotron Ltd.144A	3.63	6-15-2029	1,515,000	1,417,031
Telecommunications: 0.40%
NTT Finance Corp.144A	5.11	7-2-2029	2,735,000	2,780,697
Consumer, non-cyclical: 0.76%
Agriculture: 0.29%
Viterra Finance BV144A	4.90	4-21-2027	2,000,000	1,987,104
Household products/wares: 0.47%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	3,430,000	3,293,014
Energy: 0.89%
Oil & gas: 0.89%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.04%)ʊ±	4.38	6-22-2025	3,000,000	2,962,516
Woodside Finance Ltd.144A	3.65	3-5-2025	1,750,000	1,743,090
Woodside Finance Ltd.144A	3.70	3-15-2028	1,500,000	1,439,671
				6,145,277
Financial: 6.67%
Banks: 5.30%
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	3,000,000	3,059,985
Banque Federative du Credit Mutuel SA144A	4.52	7-13-2025	3,000,000	2,995,433
BNP Paribas SA (U.S. SOFR+1.00%)144A±	1.32	1-13-2027	1,545,000	1,481,989
Danske Bank AS (1 Year Treasury Constant Maturity+2.10%)144A±	6.47	1-9-2026	1,000,000	1,001,225
DNB Bank ASA (U.S. SOFR+1.05%)144A±	4.85	11-5-2030	3,000,000	3,007,489
Federation des Caisses Desjardins du Quebec144A	5.25	4-26-2029	2,000,000	2,031,289
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	1,490,000	1,530,327
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.85%)±	5.09	11-26-2028	3,720,000	3,737,858
Macquarie Group Ltd. (U.S. SOFR+1.07%)144A±	1.34	1-12-2027	1,885,000	1,810,473
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.08%)±	5.72	2-20-2026	3,000,000	3,004,749
NatWest Group PLC (1 Year Treasury Constant Maturity+1.10%)±	5.58	3-1-2028	3,200,000	3,247,881
Skandinaviska Enskilda Banken AB144A	5.38	3-5-2029	3,000,000	3,063,366
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	2,000,000	1,887,549
See accompanying notes to portfolio of investments
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (1 Year Treasury Constant Maturity+1.08%)144A±	1.36%	1-30-2027	$2,000,000	$1,917,633
UBS Group AG (U.S. SOFR+2.04%)144A±	2.19	6-5-2026	3,000,000	2,956,814
				36,734,060
Diversified financial services: 0.71%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.45	4-15-2027	1,665,000	1,725,079
Avolon Holdings Funding Ltd.144A	5.50	1-15-2026	965,000	966,779
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,000,000	1,025,283
Marex Group PLC	6.40	11-4-2029	1,175,000	1,188,115
				4,905,256
Real estate: 0.38%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	2,687,000	2,629,542
REITS: 0.28%
Scentre Group Trust 1/Scentre Group Trust 2144A	3.63	1-28-2026	2,000,000	1,969,108
Government securities: 1.07%
Multi-national: 1.07%
African Export-Import Bank144A	2.63	5-17-2026	2,185,000	2,081,212
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,917,029
Central American Bank for Economic Integration144A	1.14	2-9-2026	2,500,000	2,393,172
				7,391,413
Industrial: 0.59%
Electronics: 0.44%
Flex Ltd.	4.88	6-15-2029	3,080,000	3,055,444
Trucking & leasing: 0.15%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	1,005,000	1,021,010
Technology: 0.41%
Semiconductors: 0.41%
SK Hynix, Inc.144A	5.50	1-16-2027	2,825,000	2,845,422
Utilities: 0.50%
Electric: 0.50%
Comision Federal de Electricidad144A	5.70	1-24-2030	1,500,000	1,466,030
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	2,000,000	2,020,374
				3,486,404
Total yankee corporate bonds and notes (Cost $80,512,934)				80,713,597
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 13

Portfolio of investments—November 30, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.37%
Investment companies: 4.37%
Allspring Government Money Market Fund Select Class♠∞##		4.58%	30,290,984	$30,290,984
Total short-term investments (Cost $30,290,984)				30,290,984
Total investments in securities (Cost $740,577,471)	106.28%			736,758,288
Other assets and liabilities, net	(6.28)			(43,531,261)
Total net assets	100.00%			$693,227,027

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CLO	Collateralized loan obligation
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,547,457	$133,810,030	$(119,066,503)	$0	$0	$30,290,984	30,290,984	$362,118
See accompanying notes to portfolio of investments
14 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2024 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,603,255	AUD	3,800,000	Morgan Stanley Inc.	12-31-2024	$124,080	$0
USD	832,323	BRL	4,600,000	Morgan Stanley Inc.	12-31-2024	70,328	0
USD	24,155,217	EUR	21,640,000	Morgan Stanley Inc.	12-31-2024	1,258,700	0
EUR	2,500,000	USD	2,742,048	Morgan Stanley Inc.	12-31-2024	0	(96,886)
USD	2,287,161	EUR	2,100,000	Morgan Stanley Inc.	12-31-2024	65,225	0
USD	571,528	EUR	525,000	Morgan Stanley Inc.	12-31-2024	16,044	0
USD	1,087,814	EUR	1,000,000	Morgan Stanley Inc.	12-31-2024	29,749	0
USD	624,111	EUR	580,000	Morgan Stanley Inc.	12-31-2024	10,433	0
USD	1,457,480	GBP	1,092,500	Morgan Stanley Inc.	12-31-2024	67,349	0
USD	416,709	GBP	320,000	Morgan Stanley Inc.	12-31-2024	9,531	0
USD	1,036,538	GBP	805,000	Morgan Stanley Inc.	12-31-2024	12,231	0
USD	765,689	MYR	3,160,000	Morgan Stanley Inc.	12-31-2024	53,881	0
USD	1,306,913	ZAR	22,840,000	Morgan Stanley Inc.	12-31-2024	42,435	0
JPY	42,000,000	USD	296,644	Morgan Stanley Inc.	1-6-2025	0	(14,615)
						$1,759,986	$(111,501)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,008	3-31-2025	$207,103,224	$207,758,251	$655,027	$0
Short
2-Year Euro SCHATZ	(45)	12-6-2024	(5,071,301)	(5,091,578)	0	(20,277)
5-Year Euro-BOBL Futures	(35)	12-6-2024	(4,399,829)	(4,432,800)	0	(32,971)
10-Year U.S. Treasury Notes	(41)	3-20-2025	(4,533,410)	(4,558,687)	0	(25,277)
5-Year U.S. Treasury Notes	(802)	3-31-2025	(85,915,217)	(86,296,454)	0	(381,237)
					$655,027	$(459,762)
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 15

Notes to portfolio of investments—November 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are
16 | Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—November 30, 2024 (unaudited)
generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Short-Term Bond Plus Fund | 17

Notes to portfolio of investments—November 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$79,127,526	$0	$79,127,526
Asset-backed securities	0	113,418,998	840,722	114,259,720
Corporate bonds and notes	0	206,947,772	0	206,947,772
Foreign corporate bonds and notes	0	14,873,116	0	14,873,116
Foreign government bonds	0	13,714,244	0	13,714,244
Investment companies	5,742,793	0	0	5,742,793
Municipal obligations	0	494,608	0	494,608
Non-agency mortgage-backed securities	0	77,455,074	0	77,455,074
U.S. Treasury securities	113,138,854	0	0	113,138,854
Yankee corporate bonds and notes	0	80,713,597	0	80,713,597
Short-term investments
Investment companies	30,290,984	0	0	30,290,984
	149,172,631	586,744,935	840,722	736,758,288
Forward foreign currency contracts	0	1,759,986	0	1,759,986
Futures contracts	655,027	0	0	655,027
Total assets	$149,827,658	$588,504,921	$840,722	$739,173,301
Liabilities
Forward foreign currency contracts	$0	$111,501	$0	$111,501
Futures contracts	459,762	0	0	459,762
Total liabilities	$459,762	$111,501	$0	$571,263
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2024, $1,835,000 was segregated as cash collateral for these open futures contracts.  The Fund also had $2,030,000 segregated as cash collateral for open forward foreign currency contracts.
At November 30, 2024, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Short-Term Bond Plus Fund